Shareholder Report, Average Annual Return (Details)	12 Months Ended	34 Months Ended
	Jul. 31, 2024	Jul. 31, 2024
FolioBeyond Alternative Income and Interest Rate Hedge ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	14.38%	18.42%
Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.10%	(2.42%)
ICE U.S. Treasury 7-10 Year Bond 1X Inverse Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(4.29%)	3.10%
FolioBeyond Alternative Income and Interest Rate Hedge ETF (MKT)
Average Annual Return [Line Items]
Average Annual Return, Percent	14.32%	18.49%